File No. 333-[       ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 14, 2018

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [   ]

JNL Series Trust
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way
Lansing, Michigan 48951
(Address of Principal Executive Offices)

(517) 381-5500
(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive
Chicago, Illinois 60606
(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on June 18, 2018, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/MMRS Moderate Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-08894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way
Lansing, Michigan 48951

June 18, 2018

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of each of the following Funds:

•	JNL/MMRS Conservative Fund (the “MMRS Conservative Fund”), and

•	JNL/MMRS Growth Fund (the “MMRS Growth Fund” and, together with the MMRS Conservative Fund, the “Acquired Funds”).

The Acquired Funds are each a series of the JNL Series Trust (“the Trust”).  The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan, 48951, on July 12, 2018, at 10:30 a.m., Eastern Time (the “Meeting”).  At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund. The proposals are described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization (the “Reorganization”) of each of the Acquired Funds into the JNL/MMRS Moderate Fund (the “Acquiring Fund”), also a series of the Trust.

The Board, after careful consideration, approved the Reorganization. After considering the recommendation of Jackson National Asset Management, LLC (“JNAM”), the investment adviser to the Funds, the Board concluded that: (i) the Reorganization will benefit the shareholders of each Fund; (ii) the Reorganization is in the best interests of each Fund; and (iii) the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization.

Both of the Acquired Funds and the Acquiring Fund are managed by JNAM and sub-advised by Milliman Financial Risk Management LLC.  If the Reorganization of each Acquired Fund is approved and implemented, each person that invests indirectly in either of the Acquired Funds will automatically become an investor indirectly in the Acquiring Fund.

Pending shareholder approval, effective as of the close of business on August 10, 2018, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Funds on the Closing Date. No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Funds need to be completed by the Closing Date.  In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division.  The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”).  In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek capital growth.  If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge.  You will be provided with an additional notification of this free-transfer policy on or about August 13, 2018.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

An owner of a variable annuity contract or certificate that participates in an Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on May 18, 2018.  The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting.  Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions.  Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet.  At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting.  Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust
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JNL SERIES TRUST

JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund

1 Corporate Way
Lansing, Michigan 48951

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON JULY 12, 2018

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following Funds will be held on July 12, 2018 at 10:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

•	JNL/MMRS Conservative Fund (the “MMRS Conservative Fund”), a series of the JNL Series Trust (“the Trust”), and
•	JNL/MMRS Growth Fund (the “MMRS Growth Fund” and, together with the MMRS Conservative Fund, the “Acquired Funds”), a series of the Trust.

The Meeting will be held to act on the following proposals:

1.
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the MMRS Conservative Fund into the JNL/MMRS Moderate Fund (the “MMRS Moderate Fund”), also a series of the Trust.

2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Growth Fund into the MMRS Moderate Fund, also a series of the Trust.

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card.  The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on May 18, 2018.  If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund(s) in the enclosed postage-paid envelope.  You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and
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following the simple instructions.  At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time.  The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

Mark D. Nerud
Trustee, President, & Chief Executive Officer

June 18, 2018
Lansing, Michigan
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JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS
REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/MMRS CONSERVATIVE FUND

AND

JNL/MMRS GROWTH FUND

EACH A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON JULY 12, 2018

DATED: JUNE 18, 2018

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of May 18, 2018 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds:

•	JNL/MMRS Conservative Fund (the “MMRS Conservative Fund”), a series of the JNL Series Trust (“the Trust”), and

•	JNL/MMRS Growth Fund (the “MMRS Growth Fund” and, together with the MMRS Conservative Fund, the “Acquired Funds”), also a series of the Trust.

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on each reorganization proposal (each a “Proposal” and collectively, the “Proposals”) to be considered at the Special Meeting of Shareholders of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”).  The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Funds and a series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about June 19, 2018.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope.  Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.
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If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposals.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund.  At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions.  Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposals.  Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares of the regulated investment companies (also known as “RICs”) that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners for those respective regulated investment companies. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposals.  Please see “Additional Information about the Funds – Tax Status” below for further information regarding regulated investment companies.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposals, to be acted on at the Meeting.  If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion.  Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust.  The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval.  No shareholder vote shall be required for any adjournment.  No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting.  Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented.  Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope.  You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL
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PROXY STATEMENT

for

JNL/MMRS Conservative Fund, a series of JNL Series Trust
JNL/MMRS Growth Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/MMRS Moderate Fund, a series of JNL Series Trust

Dated
June 18, 2018

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of May 18, 2018, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following:

•
JNL/MMRS Conservative Fund (the “MMRS Conservative Fund”), a series of the JNL Series Trust (“the Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”), and

•	JNL/MMRS Growth Fund (the “MMRS Growth Fund” and, together with the MMRS Conservative Fund, the “Acquired Funds”), also a series of the Trust.

The purpose of this Combined Proxy Statement/Prospectus is for the respective shareholders of each of the Acquired Funds to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Acquired Funds into the JNL/MMRS Moderate Fund (the “MMRS Moderate Fund” or the “Acquiring Fund”), a series of the Trust.

This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Funds as of May 18, 2018.  Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposal contained in this Combined Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on July 12, 2018, at 10:30 a.m.,Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposal described in this Combined Proxy Statement/Prospectus is as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Conservative Fund into the MMRS Moderate Fund.	Shareholders of the MMRS Conservative Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Growth Fund into the MMRS Moderate Fund.	Shareholders of the MMRS Growth Fund

The reorganization referred to in each of the above proposals is referred to herein as the “Reorganization” and collectively, as the “Reorganizations.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposal that you should know before voting or providing voting instructions.  Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge.  This Combined Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about June 19, 2018.  It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 30, 2018, [as supplemented], with respect to the Acquired Funds (File Nos. 033-87244 and 811-08894);

2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the fiscal year ended December 31, 2017 (File Nos. 033-87244 and 811-08894); and

3.	The Statement of Additional Information dated June 18, 2018, relating to the Reorganization (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Funds and the Acquiring Fund in any of the documents incorporated into this combined proxy statement/prospectus, including the Annual Report listed above, which have been furnished to Contract Owners.  Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”).  Accordingly, it must file certain reports and other information with the SEC.  You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully.  For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

The proposed Reorganizations are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Conservative Fund into the MMRS Moderate Fund.	Shareholders of the MMRS Conservative Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Growth Fund into the MMRS Moderate Fund.	Shareholders of the MMRS Growth Fund

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Funds as of May 18, 2018, to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund.  (Each Acquired Fund and Acquiring Fund is sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

Each Acquired Fund has two share classes (“Acquired Fund Shares”).  The Acquiring Fund also has two share classes (“Acquiring Fund Shares”).

Each Plan of Reorganization provides for:

•
the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

•	the complete termination of each Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies and principal risks of each Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” sections below.  The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below.  Each Fund offers its shares to Separate Accounts and certain other eligible investors.  Shares of each Fund are offered and redeemed at their net asset value without any sales load.  You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

Each Reorganization is expected to be effective as of the close of business on August 10, 2018, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”).  As a result of each Reorganization, a shareholder invested in shares of the Acquired Funds would become an owner of shares of the Acquiring Fund.  Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date.  Similarly, each Contract Owner whose Contract values are invested indirectly in shares of an Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account.  The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date.  It is expected that there will be no adverse tax consequences to Contract Owners as a result of the Reorganization.  Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The Board unanimously approved the Plans of Reorganization with respect to the Funds involved therein.  Accordingly, the Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders.  In considering whether to approve a proposal (“Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were invested on the Record Date (as defined under “Voting Information”).  In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to all of the Proposals and the Plans of Reorganization generally.  The Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization related to the Acquired Funds in which you have an ownership interest.

PROPOSAL 1:   APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE MMRS CONSERVATIVE FUND INTO THE MMRS MODERATE FUND.

This Proposal requests the approval of MMRS Conservative Fund shareholders of the Plan of Reorganization pursuant to which the MMRS Conservative Fund will be reorganized into the MMRS Moderate Fund.

In considering whether you should approve this Proposal, you should note that:

•
The Funds have the same investment objectives. Both the MMRS Conservative Fund and the MMRS Moderate Fund provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.

•
In addition to having the same investment objectives, the Funds employ similar principal investment strategies in seeking to achieve those objectives (although they have different allocation targets). Each Fund is structured as a fund-of-funds and invests in Class I shares of a diversified group of other funds (“Underlying Funds”). The MMRS Conservative Fund invests based on a neutral allocation of 60% of its assets to Underlying Funds that invest primarily in fixed-income securities and 40% of its assets to Underlying Funds that invest primarily in equity securities.  The MMRS Moderate Fund invests based on a neutral allocation of 40% of its assets to Underlying Funds that invest primarily in fixed-income securities and 60% of its assets to Underlying Funds that invest primarily in equity securities. Under normal circumstances, the MMRS Conservative Fund allocates approximately 50% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund,” and up to 50% of its assets to Underlying Funds that invest primarily in equity securities, while the MMRS Moderate Fund allocates approximately 25% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund,” and up to 75% of its assets to Underlying Funds that invest primarily in equity securities. Both Funds utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.” For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” and “Comparison of Fundamental Policies” below.

•
The Funds also have identical risk profiles.  Each Fund’s principal risks include allocation risk, commodity risk, credit risk, currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, foreign securities risk, high-yield bonds, lower-rated bonds, and unrated securities risk, liquidity risk, managed portfolio risk, market risk, non-diversification risk, portfolio turnover risk, stock risk, and underlying funds risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•
The Acquired Fund and Acquiring Fund were launched to provide growth of capital while seeking to manage volatility and provide downside protection by investment in Underlying Funds.  Milliman Financial Risk Management LLC (“Milliman”) is the current sub-adviser to the Funds.  Given the Funds’ underperformance since inception, Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) has recommended that shareholders of the MMRS Moderate Fund approve certain changes, including a change in sub-adviser to be effective August 13, 2018. If approved by the shareholders of the Acquiring Fund, the Acquiring Fund will be renamed the JNL/T. Rowe Price Managed Volatility Balanced Fund (the “T. Rowe Price Fund”), will no longer be structured as a fund-of-funds and will be managed in accordance with the investment policies and strategies of the T. Rowe Price Fund.  As of August 13, 2018, the Acquiring Fund will invest its assets in securities chosen by T. Rowe Price Associates, Inc. (“T. Rowe Price”). For more information about T. Rowe Price and the T. Rowe Price Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” “Comparison of Fundamental Policies” and “Additional Information about the Funds - The Sub-Advisers” below.

•
JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the MMRS Moderate Fund after the Reorganization.  JNAM has received exemptive orders from the SEC that generally permit JNAM, with approval from the Board to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  For a detailed description of JNAM, please see “Additional Information about the Funds - The Adviser” below.

•
The MMRS Conservative Fund and the MMRS Moderate Fund had net assets of approximately $380.4 million and $192.4 million, respectively, as of December 31, 2017. Thus, if the Reorganization had been in effect on that date, the MMRS Conservative Fund combined with the MMRS Moderate Fund (the “Combined Fund”) would have had net assets of approximately $572.8 million.

•
In addition, as discussed in connection with Proposal 2, the MMRS Growth Fund had net assets of approximately $49.7 million as of December 31, 2017. Thus, if the Reorganizations of the MMRS Conservative Fund and the MMRS Growth Fund had been in effect on that date, the Combined Fund would have had net assets of approximately $622.5 million. Class A Shareholders of the MMRS Conservative Fund will receive Class A shares of the MMRS Moderate Fund and Class I Shareholders of the MMRS Conservative Fund will receive Class I shares of the MMRS Moderate Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.

•
Following the Reorganization, the management fees for the MMRS Moderate Fund, which will be sub-advised by T. Rowe Price, will be higher than those of the MMRS Conservative Fund currently, but the total annual fund operating expense ratio will be lower. The higher management fee after the Reorganization is a result of the MMRS Moderate Fund changing from a fund-of-funds structure to an actively managed fund, while the lower total annual fund operating expense ratio is a result of the MMRS Moderate Fund not having any acquired fund fees and expenses after the Reorganization.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•
The maximum management fee for the MMRS Conservative Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the MMRS Moderate Fund is also equal to an annual rate of 0.30% of its average daily net assets. As of December 31, 2017, the actual management fees of the MMRS Conservative Fund and the MMRS Moderate Fund were 0.30% and 0.30%, respectively.

In addition, both Funds pay an administrative fee to JNAM as administrator to the Fund at the rate of 0.05% of the Fund’s average daily net assets. As a result of T. Rowe Price’s appointment as sub-adviser to the Acquiring Fund, the Acquiring Fund’s management fee will be 0.55% and the Acquiring Fund’s administrative fee will be 0.15%, both effective August 13, 2018. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the MMRS Moderate Fund. It is currently anticipated that roughly 100% of the MMRS Conservative Fund’s holdings will be liquidated in advance and reinvested in the MMRS Moderate Fund in connection with the Reorganization.  It is not expected that the MMRS Moderate Fund will revise any of its investment policies following the Reorganization to reflect those of the MMRS Conservative Fund. As described herein, it is anticipated that effective August 13, 2018, the Acquiring Fund will be renamed the T. Rowe Price Fund and will be managed in accordance with the investment policies and strategies of the T. Rowe Price Fund. For more information about the T. Rowe Price Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” below.

•
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with this Reorganization. The Reorganization is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Conservative Fund.  Please see “Additional Information about the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2017.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2017.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

	Acquired Fund: MMRS Conservative Fund		Acquiring Fund: MMRS Moderate Fund		Pro Forma MMRS Moderate Fund (assuming expected operating expenses if the Reorganization is approved) [3]
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses [2]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses [4]	1.13%	0.83%	1.13%	0.83%	1.13%	0.83%
1 “Other Expenses” include an Administrative Fee of 0.05% for both the Acquired Fund and Acquiring Fund, which is payable to JNAM.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
3 As a result of T. Rowe Price’s appointment to sub-adviser to the Acquiring Fund, the Class A Acquiring Fund’s fees, effective August 13, 2018, will be as follows: Management Fees: 0.55%; Distribution and/or Service (12b-1) Fees: 0.30%; Other Expenses: 0.15% (includes an Administrative Fee of 0.15% which is payable to JNAM); Acquired Fund Fees: 0%; and Total Annual Fund Operating Expenses: 1.00%.  As a result of T. Rowe Price’s appointment to sub-adviser to the Acquiring Fund, the Class I Acquiring Fund’s fees, effective August 13, 2018, will be as follows: Management Fees: 0.55%; Distribution and/or Service (12b-1) Fees: 0.00%; Other Expenses: 0.15% (includes an Administrative Fee of 0.15% which is payable to JNAM); Acquired Fund Fees: 0%; and Total Annual Fund Operating Expenses: 0.70%.
4 Expense information has been restated to reflect current fees.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;
•	Your investment has a 5% annual return;
•	The Fund’s operating expenses remain the same as they were as of December 31, 2017; and
•	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
MMRS Conservative Fund (Acquired Fund)
Class A	$115	$359	$622	$1,375
Class I	$85	$265	$460	$1,025
MMRS Moderate Fund (Acquiring Fund)
Class A	$115	$359	$622	$1,375
Class I	$85	$265	$460	$1,025
Pro Forma MMRS Moderate Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$115	$359	$622	$1,375
Class I	$85	$265	$460	$1,025

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance.  For the fiscal year ended December 31, 2017, the portfolio turnover rates for the MMRS Conservative Fund and the MMRS Moderate Fund were 106% and 111%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser of the MMRS Conservative Fund with that of the MMRS Moderate Fund.

Acquired Fund	Acquiring Fund
MMRS Conservative Fund	MMRS Moderate Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Milliman Financial Risk Management LLC	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Milliman Financial Risk Management LLC*
*It is being proposed, under a separate proxy statement, that T. Rowe Price Associates, Inc. become the investment sub-adviser to the MMRS Moderate Fund, subject to approval of the shareholders of MMRS Moderate Fund, with such change to become effective on August 13, 2018.

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the MMRS Conservative Fund with those of the MMRS Moderate Fund. A Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Investment Objective The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.	Investment Objective The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.	Investment Objective The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying

Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust. Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust are available as Underlying Funds. Please refer to

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust. Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust are available as underlying Funds.

Principal Investment Strategies

The Fund normally invests approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Fund invests in securities of both the United States and foreign corporate and governmental issuers, including emerging market issuers. The Fund (not including its overlay component) will invest at least 25% of its total assets in fixed income senior securities and at least 25% of its total assets in equity securities. T. Rowe Price Associates, Inc., the

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Appendix B for a list of available Underlying Funds.	Please refer to Appendix B for a list of available Underlying Funds.	Fund’s sub-adviser (“Sub-Adviser”), also employs a “volatility control” risk management process intended to manage the Fund’s volatility level.
The Fund invests based on a neutral allocation of 60% of its assets to Underlying Funds that invest primarily in fixed-income securities and 40% of its assets to Underlying Funds that invest primarily in equity securities. As market conditions change, the Fund’s allocation will vary based on Milliman Financial Risk Management LLC’s (“Sub-Adviser”) risk management calculations. Under normal circumstances, the Fund may allocate approximately 50% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and up to 50% of its assets to Underlying Funds that invest primarily in equity securities.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

The Fund invests based on a neutral allocation of 40% of its assets to Underlying Funds that invest primarily in fixed-income securities and 60% of its assets to Underlying Funds that invest primarily in equity securities. As market conditions change, the Fund’s neutral allocation will vary based on Milliman Financial Risk Management LLC’s (“Sub-Adviser”) risk management calculations. Under normal circumstances, the Fund may allocate approximately 25% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and up to 75% of its assets to Underlying Funds that invest primarily in equity securities.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

When deciding upon overall allocations between stocks and fixed income securities, the Sub-Adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The fixed income securities in which the Fund intends to invest, including the foreign fixed income securities, are primarily investment grade and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates.

The Fund groups the Underlying Funds according to investment categories. The investment categories of the Underlying Funds are as follows:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:
•          Alternative Assets
•          Alternative Strategies

The Fund groups the Underlying Funds according to investment categories. The investment categories of the Underlying Funds are as follows:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:
•          Alternative Assets
•          Alternative Strategies

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, small-to large-cap stocks, and may include stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and foreign stocks are

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
•          Domestic/Global Equity
•          Domestic/Global Fixed-Income
•          International
•          International Fixed-Income
•          Risk Management
•          Sector
•          Specialty
•          Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant

•          Domestic/Global Equity
•          Domestic/Global Fixed-Income
•          International
•          International Fixed-Income
•          Risk Management
•          Sector
•          Specialty
•          Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the proprietary stock research expertise of the Sub-Adviser. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to fixed income securities. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, junk bonds, mortgage- and asset-backed securities, foreign fixed income securities and emerging market fixed income securities), the Sub-Adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated fixed income securities may offer over investment grade fixed income securities.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
amounts in the alternative categories.	amounts in the alternative categories.

Volatility is a statistical measure of the magnitude of changes in the Fund’s returns over time without regard to the direction of those changes. The Sub-Adviser expects to actively manage volatility and use a variety of equity index and fixed income futures and currency forwards as the principal tools to implement this volatility management strategy. The Fund’s overall equity exposure may be significantly reduced as a result of the volatility management strategy.

Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant market movements. The Fund could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may fluctuate.

The Fund is “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.	The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.	The Fund is a “diversified” fund, as defined in the 1940 Act.

Comparison of Principal Risk Factors

MMRS Conservative Fund and MMRS Moderate Fund have identical risk profiles.  Each Fund’s principal risks include allocation risk, commodity risk, credit risk, currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, foreign securities risk, high-yield bonds, lower-rated bonds, and unrated securities risk, liquidity risk, managed portfolio risk, market risk, non-

diversification risk, portfolio turnover risk, stock risk, and underlying funds risk. As a result of T. Rowe Price’s appointment as sub-adviser to the Acquiring Fund, the Acquiring Fund’s principal risks, effective August 13, 2018, will change to include call risk, credit risk, currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, extension risk, fixed-income risk, foreign regulatory risk, foreign securities risk, forward and futures contract risk, high yield bonds, lower-rated bonds, and unrated securities risk, interest rate risk, issuer risk, large-capitalization risk, managed portfolio risk, market risk, mortgage-related and other asset-backed securities risk, options risk, portfolio turnover risk, prepayment risk, and volatility management risk.  For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  Each Fund will incur the risks associated with each Underlying Fund.  For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
Risks	MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Allocation risk	X	X
Call risk			X
Commodity risk	X	X
Credit risk	X	X	X
Currency risk	X	X	X
Derivatives risk	X	X	X
Emerging markets and less developed countries risk	X	X	X
Equity securities risk	X	X	X
Extension risk			X
Fixed-income risk	X	X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X

	Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
Risks	MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Forward and futures contract risk			X
High-yield bonds, lower-rated bonds, and unrated securities risk	X	X	X
Interest rate risk			X
Issuer risk			X
Large-capitalization risk			X
Liquidity risk	X	X
Managed portfolio risk	X	X	X
Market risk	X	X	X
Mortgage-related and other asset-backed securities risk			X
Non-diversification risk	X	X
Options risk			X
Portfolio turnover risk	X	X	X
Prepayment risk			X
Stock risk	X	X
Underlying funds risk	X	X
Volatility management risk			X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the MMRS Conservative Fund with those of the MMRS Moderate Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
(1) The Fund is “non-diversified.”	Same.	The Fund is “diversified.”
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4)      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).
	Same.	Same.
(5)      The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).
	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the	Same.	Same.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7)       The Fund may not invest more than 15% of its net assets in illiquid securities.  This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(a)(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board.
	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of such Fund and, a composite index which has investment characteristics similar to those of the Fund. Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Information for Class I shares is not shown because Class I shares commenced operations on September 25, 2017.

MMRS Conservative Fund – Calendar Year Total Returns (Class A)
(Acquired Fund)

Best Quarter (ended 3/31/2017):  3.28%; Worst Quarter (ended 9/30/2015): -4.23%

MMRS Moderate Fund – Calendar Year Total Returns (Class A)
(Acquiring Fund)

Best Quarter (ended 3/31/2017): 4.66%; Worst Quarter (ended 9/30/2015): -7.02%

Acquired Fund – Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 28, 2014)
MMRS Conservative Fund (Class A)	10.79%	4.63%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	10.91%	4.85%
30% S&P 500 Index, 10% MSCI All Country World ex USA Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.04%	5.96%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	12.56%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.19%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.73%

Acquiring Fund – Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 28, 2014)
MMRS Moderate Fund (Class A)	15.45%	4.80%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.74%
45% S&P 500 Index, 15% MSCI All Country World ex USA Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.96%	7.55%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	12.56%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.19%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.73%

Capitalization

The following table shows the capitalization of each Fund as of December 31, 2017, and of the MMRS Conservative Fund on a pro forma combined basis as of December 31, 2017 after giving effect to the proposed Reorganization.  The actual net assets of the MMRS Conservative Fund and the MMRS Moderate Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the MMRS Moderate Fund will be received by shareholders of MMRS Conservative Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the MMRS Moderate Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
MMRS Conservative Fund – Class A (Acquired Fund)	$380,393,756	$11.81	32,199,669
MMRS Moderate Fund – Class A (Acquiring Fund)	$ 192,360,854	$11.88	16,187,220
Adjustments	$0 (a)	$0	(179,992)
Pro forma MMRS Moderate Fund – Class A (assuming the Reorganization is approved)	$572,754,611	$11.88	48,206,897
MMRS Conservative Fund – Class I (Acquired Fund)	$515	$11.83	44
MMRS Moderate Fund – Class I (Acquiring Fund)	$524	$11.90	44
Adjustments	$0 (a)	$0	(1)
Pro forma MMRS Moderate Fund – Class I (assuming the Reorganization is approved)	$1,039	$11.94	87
(a)
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction and the costs associated with obtaining a consent of independent registered public accounting firm, will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. There are no transaction expenses, such as trade commissions, related fees and taxes, or any foreign exchange spread costs associated with the Reorganization.

(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the MMRS Conservative Fund by the MMRS Moderate Fund.  If the Reorganization had taken place on December 31, 2017, shareholders of the MMRS Conservative Fund would have received 32,019,677 and 43 Class A and Class I shares, respectively, of the MMRS Moderate Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the MMRS Conservative Fund.  Accordingly, the Board has submitted the Plan of Reorganization for approval by the MMRS Conservative Fund’s shareholders.  The Board recommends that you vote “FOR” this Proposal.

PROPOSAL 2:   APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE MMRS GROWTH FUND INTO THE MMRS MODERATE FUND.

This Proposal requests the approval of MMRS Growth Fund shareholders of the Plan of Reorganization pursuant to which the MMRS Growth Fund will be reorganized into the MMRS Moderate Fund.

In considering whether you should approve this Proposal, you should note that:

•
The Funds have the same investment objectives. Both the MMRS Growth Fund and the MMRS Moderate Fund provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.

•
In addition to having the same investment objectives, the Funds employ similar principal investment strategies in seeking to achieve those objectives (although they have different allocation targets). Each Fund is structured as a fund-of-funds and invests in Class I shares of a diversified group of other funds (“Underlying Funds”). The MMRS Growth Fund invests based on a neutral allocation of 20% of its assets to Underlying Funds that invest primarily in fixed-income securities and 80% of its assets to Underlying Funds that invest primarily in equity securities.  The MMRS Moderate Fund invests based on a neutral allocation of 40% of its assets to Underlying Funds that invest primarily in fixed-income securities and 60% of its assets to Underlying Funds that invest primarily in equity securities. Under normal circumstances, the MMRS Growth Fund may allocate approximately 10% to 90% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund,” and 10% to 90% of its assets to Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by the Sub-Adviser, such as extreme equity market volatility, the MMRS Growth Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed-income securities. The MMRS Growth Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when the Sub-Adviser determines there are opportunities or market conditions that warrant such an investment. Under normal circumstances, the MMRS Moderate Fund allocates approximately 25% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund,” and up to 75% of its assets to Underlying Funds that invest primarily in equity securities. Both Funds utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.” For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” and “Comparison of Fundamental Policies” below.

•
The Funds also have identical risk profiles.  Each Fund’s principal risks include allocation risk, commodity risk, credit risk, currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, foreign securities risk, high-yield bonds, lower-rated bonds, and unrated securities risk, liquidity risk, managed portfolio risk, market risk, non-diversification risk, portfolio turnover risk, stock risk, and underlying funds risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•
The Acquired Fund and Acquiring Fund were launched to provide growth of capital while seeking to manage volatility and provide downside protection by investment in Underlying Funds.  Milliman Financial Risk Management LLC (“Milliman”) is the current sub-adviser to the Funds.  Given the Funds’ underperformance since inception, Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) has recommended that shareholders of the MMRS Moderate Fund approve certain changes, including a change in sub-adviser to be effective August 13, 2018. If approved by shareholders of the Acquiring Fund, the Acquiring Fund will be renamed the JNL/T. Rowe Price Managed Volatility Balanced Fund (the “T. Rowe Price Fund”), will no longer be structured as a fund-of-funds, and will be managed in accordance with the investment policies and strategies of the T. Rowe Price Fund.  As of August 13, 2018, the Acquiring Fund will invest its assets in securities chosen by T. Rowe Price Associates, Inc. (“T. Rowe Price”). For more information about T. Rowe Price and the T. Rowe Price Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” “Comparison of Fundamental Policies” and “Additional Information about the Funds - The Sub-Advisers” below.

•
JNAM serves as the investment adviser and administrator for each Fund and would continue to manage and administer the MMRS Moderate Fund after the Reorganization.  JNAM has received exemptive orders from the SEC that generally permit JNAM, with approval from Board to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  For a detailed description of JNAM, please see “Additional Information about the Funds - The Adviser” below.

•
The MMRS Growth Fund and the MMRS Moderate Fund had net assets of approximately $49.7 million and $192.4 million, respectively, as of December 31, 2017.  Thus, if the Reorganization had been in effect on that date, the MMRS Growth Fund combined with the MMRS Moderate Fund (the “Combined Fund”) would have had net assets of approximately $242.1 million.

In addition, as discussed in connection with Proposal 1, the MMRS Conservative Fund had net assets of approximately $380.4 as of December 31, 2017. Thus, if the Reorganizations of the MMRS Conservative Fund and the MMRS Growth Fund had been in effect on that date, the Combined Fund would have had net assets of approximately $622.5 million.

•
Class A Shareholders of the MMRS Growth Fund will receive Class A shares of the MMRS Moderate Fund and Class I Shareholders of the MMRS Growth Fund will receive Class I shares of the MMRS Moderate Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.

•
Following the Reorganization, the management fees for the MMRS Moderate Fund, which will be sub-advised by T. Rowe Price, will be higher than those of the MMRS Growth Fund currently, but the total annual fund operating expense ratio will be lower.  The higher management fee after the Reorganization is a result of the MMRS Moderate Fund changing from a fund-of-funds structure to an actively managed fund, while the lower total annual fund operating expense ratio is a result of the MMRS Moderate Fund not having any acquired fund fees and expenses after the Reorganization.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•
The maximum management fee for the MMRS Growth Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the MMRS Moderate Fund is also equal to an annual rate of 0.30% of its average daily net assets.  As of December 31, 2017, the actual management fees of the MMRS Growth Fund and the MMRS Moderate Fund were 0.30% and 0.30%, respectively.  In addition, both Funds pay an administrative fee to JNAM as administrator to the Fund at the rate of 0.05% of the Fund’s average daily net assets. As a result of T. Rowe Price’s appointment as sub-adviser to the Acquiring Fund, the Acquiring Fund’s management fee will be 0.55% and the Acquiring Fund’s administrative fee will be 0.15%, both effective August 13, 2018. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the MMRS Moderate Fund. It is currently anticipated that roughly 100% of the MMRS Growth Fund’s holdings will be liquidated in advance and reinvested in the MMRS Moderate

Fund in connection with the Reorganization.  It is not expected that the MMRS Moderate Fund will revise any of its investment policies following the Reorganization to reflect those of the MMRS Growth Fund. As described herein, it is anticipated that effective August 13, 2018, the Acquiring Fund will be renamed the T. Rowe Price Fund and will be managed in accordance with the investment policies and strategies of the T. Rowe Price Fund. For more information about the T. Rowe Price Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors” and “Comparison of Fundamental Policies” below.

•
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with this Reorganization. The Reorganization is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Growth Fund.  Please see “Additional Information about the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I of shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2017.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2017.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: MMRS Growth Fund		Acquiring Fund: MMRS Moderate Fund		Pro Forma MMRS Moderate Fund (assuming expected operating expenses if the Reorganization is approved) [3]
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses [2]	0.46%	0.46%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses [4]	1.11%	0.81%	1.13%	0.83%	1.13%	0.83%
1 “Other Expenses” include an Administrative Fee of 0.05% for both the Acquired Fund and Acquiring Fund, which is payable to JNAM.
2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
3 As a result of T. Rowe Price’s appointment to sub-adviser to the Acquiring Fund, the Class A Acquiring Fund’s fees, effective August 13, 2018, will be as follows: Management Fees: 0.55%; Distribution and/or Service (12b-1) Fees: 0.30%; Other Expenses: 0.15% (includes an Administrative Fee of 0.15% which is payable to JNAM); Acquired Fund Fees: 0%; and Total Annual Fund Operating Expenses: 1.00%.  As a result of T. Rowe Price’s appointment to sub-adviser to the Acquiring Fund, the Class I Acquiring Fund’s fees, effective August 13, 2018, will be as follows: Management Fees: 0.55%; Distribution and/or Service (12b-1) Fees: 0.00%; Other Expenses: 0.15% (includes an Administrative Fee of 0.15% which is payable to JNAM); Acquired Fund Fees: 0%; and Total Annual Fund Operating Expenses: 0.70%.
4 Expense information has been restated to reflect current fees.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;
•	Your investment has a 5% annual return;
•	The Fund’s operating expenses remain the same as they were as of December 31, 2017; and
•	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
MMRS Growth Fund (Acquired Fund)
Class A	$113	$353	$612	$1,352
Class I	$83	$259	$450	$1,002
MMRS Moderate Fund (Acquiring Fund)
Class A	$115	$359	$622	$1,375
Class I	$85	$265	$460	$1,025
Pro Forma MMRS Moderate Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$115	$359	$622	$1,375
Class I	$85	$265	$460	$1,025

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance.  For the fiscal year ended December 31, 2017, the portfolio turnover rates for the MMRS Growth Fund and the MMRS Moderate Fund were 121% and 111%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser of the MMRS Growth Fund with that of the MMRS Moderate Fund.

Acquired Fund	Acquiring Fund
MMRS Growth Fund	MMRS Moderate Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Milliman Financial Risk Management LLC	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Milliman Financial Risk Management LLC*
*It is being proposed, under a separate proxy statement, that T. Rowe Price Associates, Inc. become the investment sub-adviser to the MMRS Moderate Fund, subject to approval of the shareholders of MMRS Moderate Fund, with such change to become effective on August 13, 2018.

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the MMRS Growth Fund with those of the MMRS Moderate Fund. A Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Investment Objective The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.	Investment Objective The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.	Investment Objective The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust. Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust are available as Underlying Funds. Please refer to Appendix B for a list of available Underlying Funds.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust. Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust are available as Underlying Funds. Please refer to Appendix B for a list of available Underlying Funds.

Principal Investment Strategies

The Fund normally invests approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Fund invests in securities of both the United States and foreign corporate and governmental issuers, including emerging market issuers. The Fund (not including its overlay component) will invest at least 25% of its total assets in fixed income senior securities and at least 25% of its total assets in equity securities. T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), also employs a “volatility control” risk management process intended to manage the Fund’s volatility level.

The Fund invests based on a neutral allocation of 20% of its assets to Underlying Funds that invest primarily in fixed-income securities	The Fund invests based on a neutral allocation of 40% of its assets to Underlying Funds that invest primarily in fixed-income	When deciding upon overall allocations between stocks and fixed income securities, the Sub-Adviser may favor fixed income

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
and 80% of its assets to Underlying Funds that invest primarily in equity securities. As market conditions change, the Fund’s neutral allocation will vary based on Milliman Financial Risk Managements LLC’s (“Sub-Adviser”) risk management calculations. Under normal circumstances, the Fund may allocate approximately 10% to 90% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and 10% to 90% of its assets to Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by the Sub-Adviser, such as extreme equity market volatility, the Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed-income securities. The Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when the Sub-Adviser determines there are opportunities or market conditions that warrant such an investment.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

securities and 60% of its assets to Underlying Funds that invest primarily in equity securities. As market conditions change, the Fund’s neutral allocation will vary based on Milliman Financial Risk Management LLC’s (“Sub-Adviser”) risk management calculations. Under normal circumstances, the Fund may allocate approximately 25% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and up to 75% of its assets to Underlying Funds that invest primarily in equity securities.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The fixed income securities in which the Fund intends to invest, including the foreign fixed income securities, are primarily investment grade and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates.

The Fund groups the Underlying Funds according to investment categories. The investment categories of the Underlying Funds are as follows:	The Fund groups the Underlying Funds according to investment categories. The investment categories of the Underlying Funds are as follows:
When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and foreign stocks, small-to large-cap stocks, and may include stocks of

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•          Alternative Assets
•          Alternative Strategies
•          Domestic/Global Equity
•          Domestic/Global Fixed-Income
•          International
•          International Fixed-Income
•          Risk Management
•          Sector
•          Specialty
•          Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•          Alternative Assets
•          Alternative Strategies
•          Domestic/Global Equity
•          Domestic/Global Fixed-Income
•          International
•          International Fixed-Income
•          Risk Management
•          Sector
•          Specialty
•          Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and foreign stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the proprietary stock research expertise of the Sub-Adviser. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to fixed income securities. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, junk bonds, mortgage- and asset-backed securities, foreign fixed income securities and emerging market fixed income securities), the Sub-Adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated fixed income securities may offer over investment grade fixed income securities.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.
assets into more promising opportunities.

Volatility is a statistical measure of the magnitude of changes in the Fund’s returns over time without regard to the direction of those changes. The Sub-Adviser expects to actively manage volatility and use a variety of equity index and fixed income futures and currency forwards as the principal tools to implement this volatility management strategy. The Fund’s overall equity exposure may be significantly reduced as a result of the volatility management strategy.

Volatility is not a measure of investment performance. Volatility may result from rapid and dramatic price swings. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant market movements. The Fund could experience high levels of volatility in both rising and falling markets. Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may fluctuate.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
The Fund is “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.	The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.	The Fund is a “diversified” fund, as defined in the 1940 Act.

Comparison of Principal Risk Factors

MMRS Growth Fund and MMRS Moderate Fund have identical risk profiles.  Each Fund’s principal risks include allocation risk, commodity risk, credit risk, currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign regulatory risk, foreign securities risk, high-yield bonds, lower-rated bonds, and unrated securities risk, liquidity risk, managed portfolio risk, market risk, non-diversification risk, portfolio turnover risk, stock risk, and underlying funds risk. As a result of T. Rowe Price’s appointment as sub-adviser to the Acquiring Fund, the Acquiring Fund’s principal risks, effective August 13, 2018, will change to include call risk, credit risk, currency risk, derivatives risk, emerging markets and less developed countries risk, equity securities risk, extension risk, fixed-income risk, foreign regulatory risk, foreign securities risk, forward and futures contract risk, high yield bonds, lower-rated bonds, and unrated securities risk, interest rate risk, issuer risk, large-capitalization risk, managed portfolio risk, market risk, mortgage-related and other asset-backed securities risk, options risk, portfolio turnover risk, prepayment risk,  and volatility management risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  Each Fund will incur the risks associated with each Underlying Fund.  For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
Risks	MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Allocation risk	X	X

	Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
Risks	MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Call risk			X
Commodity risk	X	X
Credit risk	X	X	X
Currency risk	X	X	X
Derivatives risk	X	X	X
Emerging markets and less developed countries risk	X	X	X
Equity securities risk	X	X	X
Extension risk			X
Fixed-income risk	X	X	X
Foreign regulatory risk	X	X	X
Foreign securities risk	X	X	X
Forward and futures contract risk			X
High-yield bonds, lower-rated bonds, and unrated securities risk	X	X	X
Interest rate risk			X
Issuer risk			X
Large-capitalization risk			X

	Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
Risks	MMRS Conservative Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
Liquidity risk	X	X
Managed portfolio risk	X	X	X
Market risk	X	X	X
Mortgage-related and other asset-backed securities risk			X
Non-diversification risk	X	X
Options risk			X
Portfolio turnover risk	X	X	X
Prepayment risk			X
Stock risk	X	X
Underlying funds risk	X	X
Volatility management risk			X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the MMRS Growth Fund with those of the MMRS Moderate Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
(1) The Fund is “non-diversified.”	Same.	The Fund is “diversified.”
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4)      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).
	Same.	Same.
(5)      The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).
	Same.	Same.
(6)      The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.
	Same.	Same.

Acquired Fund	Acquiring Fund	Acquiring Fund (as sub-advised by T. Rowe Price, effective August 13, 2018)
MMRS Growth Fund	MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund (formerly the MMRS Moderate Fund)
(7)       The Fund may not invest more than 15% of its net assets in illiquid securities.  This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(a)(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board.
	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of such Fund and, a composite index which has investment characteristics similar to those of the Fund. Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Information for Class I shares is not shown because Class I shares commenced operations on September 25, 2017.

MMRS Growth Fund – Calendar Year Total Returns (Class A)
(Acquired Fund)

Best Quarter (ended 3/31/2017):  6.33%; Worst Quarter (ended 9/30/2015): -7.07%

MMRS Moderate Fund – Calendar Year Total Returns (Class A)
(Acquiring Fund)

Best Quarter (ended 3/31/2017): 4.66%; Worst Quarter (ended 9/30/2015): -7.02%

Acquired Fund – Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 28, 2014)
MMRS Growth Fund (Class A)	21.27%	5.70%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	19.08%	8.26%
60% S&P 500 Index, 20% MSCI All Country World ex USA Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.01%	9.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	12.56%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.19%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.73%

Acquiring Fund – Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 28, 2014)
MMRS Moderate Fund (Class A)	15.45%	4.80%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.74%
45% S&P 500 Index, 15% MSCI All Country World ex USA Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.96%	7.55%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	12.56%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.19%	4.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.73%

Capitalization

The following table shows the capitalization of each Fund as of December 31, 2017, and of the MMRS Growth Fund on a pro forma combined basis as of December 31, 2017 after giving effect to the proposed Reorganization.  The actual net assets of the MMRS Growth Fund and the MMRS Moderate Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the MMRS Moderate Fund will be received by shareholders of MMRS Growth Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the MMRS Moderate Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
MMRS Growth Fund – Class A (Acquired Fund)	$49,667,905	$12.26	4,050,056
MMRS Moderate Fund – Class A (Acquiring Fund)	$192,360,854	$11.88	16,187,220
Adjustments	$0 (a)	$0	130,744
Pro forma MMRS Moderate Fund – Class A (assuming the Reorganization is approved)	$242,028,759	$11.88	20,368,020
MMRS Growth Fund – Class I (Acquired Fund)	$534	$12.28	43
MMRS Moderate Fund – Class I (Acquiring Fund)	$524	$11.90	44
Adjustments	$0 (a)	$0	1
Pro forma MMRS Moderate Fund – Class I (assuming the Reorganization is approved)	$1,058	$11.90	88
(a)
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction and the costs associated with obtaining a consent of independent registered public accounting firm, will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. There are no transaction expenses, such as trade commissions, related fees and taxes, or any foreign exchange spread costs associated with the Reorganization.

(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the MMRS Growth Fund by the MMRS Moderate Fund.  If the Reorganization had taken place on December 31, 2017, shareholders of the MMRS Growth Fund would have received  4,180,800 and 44 Class A and Class I shares, respectively, of the MMRS Moderate Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the MMRS Growth Fund.  Accordingly, the Board has submitted the Plan of Reorganization for approval by the MMRS Growth Fund’s shareholders.  The Board recommends that you vote “FOR” this Proposal.

*          *          *          *          *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. For additional information, you should consult the Plans of Reorganization, copies of which are attached as Appendix A.

If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to that Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the Acquiring Fund. Each Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of each Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of each Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund Shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund Shares formerly held immediately before completion of the Reorganization). The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

It is anticipated that the Reorganizations will be consummated as of the close of business on August 10, 2018, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plans of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of each Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plans of Reorganization.  Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.  The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquired Funds and the Acquiring Fund.  These Funds have adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the distribution plan, Class A shares will be charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund.  Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a 12b-1 fee.

Board Considerations

At a meeting on February 28 – March 2, 2018 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganizations of the Acquired Funds, each a series of the Trust, into the Acquiring Fund, also a series of the Trust. The Board also considered proposed changes to the Acquiring Fund, which are proposed to take effect at the time of the Reorganizations (“Fund Changes”). Prior to approving the Reorganizations, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

•
Investment Objectives and Investment Strategies.  The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interest in the Acquired Funds to continue to invest in a professionally managed fund with identical investment goals, noting that the investment goal of the Acquired Funds and the Acquiring Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds. The Board considered that the Funds have the same fundamental policies and restrictions and employ similar investment strategies to achieve those objectives, although they have different allocation targets. As described below, the Board also considered how the Acquired Funds’ shareholders will benefit from the Reorganization. For a full description of the investment objectives and investment strategies of the Acquired Funds and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

•
Operating Expenses.  The Board considered that, if approved by one or both of the Acquired Funds’ shareholders, the Reorganizations will result in a Combined Fund with the same management fees as the Funds pay currently and noted that it will result in the same total annual expense ratio as that of the MMRS Conservative Fund currently and a total annual expense ratio that is one basis point higher than that of the MMRS Growth Fund currently.  The Board further took into account that following the Reorganization, the management fees for the MMRS Moderate Fund, which will be sub-advised by T. Rowe Price, will be higher than those of the Combined Fund, but the total annual expense ratio will be lower than that of the Acquiring Fund currently. See “Comparative Fee and Expense Tables.”

•
Larger Asset Base.  The Board considered that the Reorganizations may benefit Contract Owners and others with beneficial interests in the Acquired Funds by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Funds currently.  The Board noted that as of December 31, 2017, the MMRS Conservative Fund had assets of $380.39 million in Class A shares and MMRS Growth Fund had assets of $49.67 million in Class A shares as compared to assets of $192.36 million in Class A shares for the Acquiring Fund. The Board considered that reorganizing each of the Acquired Funds into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.

•
Performance.  The Board considered that the Acquiring Fund has had better performance than the Acquired Funds for the 3-month, year-to-date, 1-year, and 2-year periods ended September 30, 2017.  It also noted management’s assertion that the Acquired Funds and the Acquiring Fund have underperformed since their inceptions and that, in conjunction with the Reorganizations, management proposes a new sub-adviser for the Acquiring Fund.

•
Investment Adviser and Other Service Providers.  The Board considered that the Acquired Funds will retain the same investment adviser and other service providers under the Reorganization as they have currently. Specifically, the Board noted that the investment adviser for the Acquiring Fund, JNAM, is the same as for the Acquired Funds. See “Comparison of Investment Adviser.” It also noted that, in conjunction with the Reorganizations, management proposed a new sub-adviser for the Acquiring Fund. The Board also considered that the custodian for the Acquiring Fund, JPMorgan Chase Bank, N.A., the transfer agent for the Acquiring Fund, JNAM, and the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Funds and will remain the same immediately after the Reorganization.

•
Federal Income Tax Consequences.  The Board took into account that Contract Owners are not expected to have adverse tax consequences as a result of the Reorganizations.  Although the Acquired Funds will sell all of their portfolio securities prior to and in connection with the Reorganizations, which will result in gain or loss that is allocated to the Acquired Funds’ shareholders, the Reorganizations are not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Funds that are Separate Accounts, in light of their tax favored status.

•
Costs of Reorganization.  The Board considered that the costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, and the costs associated with obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganizations and whether the Reorganizations would result in dilution of the Acquired Funds’ shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds’ shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. No one factor was determinative and each Trustee may have attributed different weights to the various factors.

The Board, including the Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and that the interests of the Acquired Funds’ Contract Owners and other investors would not be diluted as a result of the Reorganization. At the Board Meeting held on February 28 – March 2, 2018, the Board voted unanimously to approve the Reorganization and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

The Acquired Funds will sell all of their portfolio securities prior to and in connection with the Reorganizations. The sale of the portfolio securities will result in the recognition of gain or loss by the Acquired Funds, which will be allocated to the Acquired Funds’ shareholders.  In the Reorganizations, the Acquired Funds will transfer cash to the Acquiring Fund in exchange for shares of the Acquiring Fund.  Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Funds.

Contract Owners with premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Acquired Fund shares generally will not recognize gain or loss for federal income tax purposes as a result of the Reorganizations.

Contract Owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign, and other taxes.

Contingency Plan

If either or both of the Reorganizations are not approved by shareholders, , the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust and the Adviser for the Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company.  Under Massachusetts law and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board.  The Acquiring Fund is a series of the Trust.

The Adviser

Jackson National Asset Management, LLC, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised.  JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM plays an active role in advising and monitoring the Funds.  JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust each pay JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2017. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

In addition to the fees disclosed below, each Fund will indirectly bear its pro rata share of the fees of certain Underlying Funds.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2017 (Annual Rate Based on Average Net Assets of the Fund)
MMRS Conservative Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.30% 0.25% 0.245% 0.24%	0.30%
MMRS Growth Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.30% 0.25% 0.245% 0.24%	0.30%
MMRS Moderate Fund*	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.30% 0.25% 0.245% 0.24%	0.30%
* Effective August 13, 2018, the advisory fee schedule for the Acquiring Fund will be as follows: 0.55% for assets $0 to $1 billion, 0.50% for assets over $1 billion and up to $3 billion, 0.49% for assets over $3 billion and up to $5 billion, and 0.48% for assets over $5 billion.

JNAM selects, contracts with, and compensates the Sub-Advisers to manage the investment and reinvestment of the assets of the Funds. JNAM monitors the compliance of the Sub-Advisers with the investment objectives and related policies of the Funds, reviews the performance of the Sub-Advisers, and reports periodically on such performance to the Board.  Under the terms of each of the Sub-Advisory Agreements, the sub-advisers manage the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Board of Trustees of the Trust.  The Sub-Advisers formulate a continuous investment program for a Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  Each Sub-Adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program.  As compensation for its services, each Sub-Adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the applicable Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.    However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval.  Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change.  The Order allows the Funds to operate more efficiently and with greater flexibility. JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers.  Although JNAM will monitor the performance of the Sub-Advisers, there is no certainty that the Sub-Advisers or the Funds will obtain favorable results at any given time.

As compensation for its services for the Fund, Milliman, as the Sub-Adviser to the Funds, receives a sub-advisory fee that is payable by JNAM.  The sub-advisory fee schedules as of December 31, 2017, are set forth below:

Fund	Average Daily Net Assets	Sub-Advisory Fee (Annual Rate Based on Average Net Assets)
MMRS Conservative Fund	$0 to $200 million $200 million to $500 million Over $500 million	0.20% 0.17% 0.15%
MMRS Growth Fund	$0 to $200 million $200 million to $500 million Over $500 million	0.20% 0.17% 0.15%
MMRS Moderate Fund*	$0 to $200 million $200 million to $500 million Over $500 million	0.20% 0.17% 0.15%
* As a result of T. Rowe Price’s appointment to sub-adviser to the Acquiring Fund, effective August 13, 2018, the sub-advisory fee schedule for the Acquiring Fund will be as follows:

Average Daily Net Assets	Annual Rate
All Assets up to $200 million:	0.375%
All Assets exceeding $200 million up to $500 million:	0.350%
All Assets exceeding $500 million up to $1 billion:	0.325%
Assets exceeding $1 billion, but are less than $2 billion:
$0 to $1 billion	0.300%
Over $1 billion	0.275%
All Assets exceeding $2 billion:	0.275%

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2017.

In addition to the investment advisory fee, the Funds currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
MMRS Conservative Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%
MMRS Growth Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%
MMRS Moderate Fund*	$0 to $3 billion Assets over $3 billion	0.05% 0.045%
* Effective August 13, 2018, the administrative fee schedule for the Acquiring Fund will be as follows: 0.15% for assets $0 to $3 billion and 0.13% for assets over $3 billion.

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other administrative services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

The Sub-Adviser

The Sub-Adviser to the Funds is Milliman.  Milliman is located at 71 South Wacker Drive, Suite 3100, Chicago, IL, 60606. Milliman’s clients range from small, closely held insurance firms to large multinationals. Milliman is comprised of more than 100 professionals in the United States, Europe, and Asia, with varied experience and the ability to tailor risk management services to a client’s unique requirements.

Zachary Brown, Jeff Brown, and Adam Schenck are co-portfolio managers of the Fund.

Zachary Brown, CFA, FRM is a Portfolio Manager with Milliman’s Portfolio Management group, and currently helps to manage the Milliman Managed Risk StrategyTM on a daily basis for dozens of funds.  Mr. Brown joined Milliman in 2009 as a quantitative analyst. His primary responsibilities include calculating market exposures, monitoring fund performance, and communicating strategy details to Milliman’s clients.  Mr. Brown has a Bachelor of Arts degree in Economics and History from Northwestern University.

Jeff Greco, FRM is a Portfolio Manager with Milliman’s Portfolio Management group.  He researches hedging methodologies, volatility and return distributions, and implements managed risk strategies on market portfolios. Mr. Greco has over 20 years of quantitative finance experience, including as a risk management professional at Citadel LLC, a senior quantitative strategist at Deutsche Bank, and a senior research analyst at Bank of America.  Additionally, Mr. Greco has been teaching for over 10 years as an adjunct professor for the University of Chicago’s financial mathematics graduate program. Mr. Greco has a Bachelors degree in Mathematics from Carnegie Mellon University, as well as Master’s Degrees in Mathematics from Carnegie Mellon University and in Applied Mathematics from the University of Chicago.

Adam Schenck, CFA, FRM is head of Milliman’s Portfolio Management group.  Mr. Schenck joined Milliman in 2005 as a quantitative developer. Mr. Schenck serves as the Portfolio Manager for several funds in the market which utilize the Milliman Managed Risk Strategy™. He leads a team that analyzes and implements risk management strategies on baskets of assets, and performs research on volatility and stock return distributions.  Mr. Schenck has a Bachelors degree in Mathematics and Computer Science from Eckerd College and a Masters degree in Financial Mathematics from the University of Chicago.

As a result of T. Rowe Price’s appointment as sub-adviser to the Acquiring Fund, T. Rowe Price will be the sub-adviser to the Fund, effective August 13, 2018.  T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe Price was founded in 1937.  T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.  Charles Shriver, Anna Dreyer, and Toby Thompson will become portfolio managers of the Acquiring Fund, effective August 13, 2018.

Anna Dreyer is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. She is a portfolio manager and the associate director of research, Multi Asset, within the T. Rowe Price Multi-Asset Division. Ms. Dreyer serves as co-portfolio manager of the T. Rowe Price Managed Volatility Strategy. Ms. Dreyer joined the firm in 2008. She earned a B.S. and an M.Eng. in electrical engineering and computer science, with a minor in economics, and a Ph.D. in biomedical engineering, all from the Massachusetts Institute of Technology (MIT). Ms. Dreyer has also earned the Chartered Financial Analyst designation.

Charles Shriver is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager for several asset allocation portfolios within the T. Rowe Price Multi-Asset Division Group. Mr. Shriver is a member of T. Rowe Price Multi-Asset Division Committee and has been with the firm since 1991. Mr. Shriver earned a B.A. in economics and rhetoric/communications studies from the University of Virginia, an M.S.F. in finance from Loyola University Maryland, and a graduate diploma in public economics from Stockholm University. He has earned the Chartered Financial Analyst designation.

Sean McWilliams is a Vice President of T. Rowe Price. He is a portfolio manager and quantitative investment analyst in the Multi-Asset Division with research, portfolio management, and product development responsibilities. He is a member of the Investment Advisory Committee of the T. Rowe Price Global Allocation Fund. He joined the firm in 2009. Sean earned a B.A. in mathematics and applied mathematics and statistics and an M.S. in applied economics from the Johns Hopkins University. He also earned an M.S. in applied mathematics from the University of Maryland, Baltimore County.

Toby Thompson is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is an investment analyst and portfolio manager within the T. Rowe Price Multi-Asset Division. He serves as co-portfolio manager of the T. Rowe Price Managed Volatility Strategy. Prior to joining the firm in 2010, Mr. Thompson served as director of investments of the I.A.M. National Pension Fund. Before joining the I.A.M. National Pension Fund, Mr. Thompson was a principal with Brown Investment Advisory, where he worked in fixed income research, served as director of open architecture and asset allocation, and was a member of the firm’s Strategic Investment Committee. Mr. Thompson earned a B.S. in business and economics from Towson University and an M.B.A. in finance from Loyola University Maryland. He has earned his Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA) designations.

The Statement of Additional Information for the Trust provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I.  As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares.  Class I shares are not subject to a Rule 12b-1 fee.  Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and will be substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 7601 Technology Way, Denver, Colorado 80237, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust.  JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries.  On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund.  The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, each Fund that has adopted the Plan will pay a Rule 12b-1 fee at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with existing law and the Plan, the Distributor, as principal underwriter, may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.  At a special meeting of shareholders of the Trust held on June 22, 2017, the shareholders of the Trust adopted the Plan. The

Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers of the Trust and/or its affiliates:

•
The Distributor receives payments from certain of these sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of a sub-adviser’s participation.

•
A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of these sub-advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.

•	In addition, the Distributor acts as distributor of the Contracts issued by the Insurance Companies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds.  You may invest indirectly in the Funds through your purchase of a variable annuity contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web-site for more information.

Investment in Trust Shares

Shares of the Trust are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to certain unqualified retirement plans, and to other regulated investment companies that in turn are sold to Separate Accounts.  The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge. Shares of the Funds are not available to the general public directly.

The price of each Fund’s shares is based on its NAV. The NAV per share of each Fund is determined by JNAM at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for regular trading. However, calculation of each Fund’s NAV may be suspended on days determined by the Board in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

Each Fund is comprised of Underlying Funds. The value of each Underlying Fund is determined based on the number of shares owned multiplied by the NAV of the respective Underlying Funds.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to each Trust’s “Pricing Guidelines.”  The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions).

The Acquiring Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Acquiring Fund does not price its shares.  As a result, the Acquiring Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Acquiring Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a NAV.  JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust’s pricing procedures to be a “significant event.” A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, when fair valuing such foreign securities, JNAM will adjust the closing prices of all foreign securities held in a Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for time zone arbitrage in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, qualified and unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Acquiring Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended to serve as a vehicle for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and retirement plan service providers (collectively, “service providers”) takes various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies who invest in the Funds. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.  The Insurance Companies have entered into agreements with the Trust to provide upon request certain information on the trading activities of Contract Owners in an effort to help curtail market timing.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy is described under “Investment in JNLST Shares” above. The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Dividends and Other Distributions

The Funds generally do not expect to make distributions of net investment income and their net realized capital gains. Distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund, unless otherwise requested by a shareholder. There are no fees or sales charges on reinvestments.

Tax Status

Each Fund intends (and the Acquiring Fund intends to continue) to be treated as a partnership for U.S. federal income tax purposes, and the combined Fund does not expect to make regular distributions (other than in redemption of combined Fund shares) to shareholders.  The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by Jackson National.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

Because the shareholders of the Funds are Separate Accounts of variable insurance contracts and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds, if any, are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Funds intend (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement require the Funds to be operated in compliance with these diversification requirements.  The Adviser may depart from the investment strategy of the Funds only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Funds and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations.  The following table provides selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in an Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. Each Fund’s financial statements are included in the Trust’s Annual Report which is available upon request.

JNL Series Trust – Acquired Funds
Financial Highlights
For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data		Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/MMRS Conservative Fund (Acquired Fund)(h)
Class A
12/31/17	10.66	0.13	1.02	1.15	—	—	11.81	10.79	380,393	106 (g)	0.43	0.43	1.15
12/31/16	10.25	0.13	0.28	0.41	—	—	10.66	4.00	398,265	27	0.35	0.35	1.25
12/31/15	10.49	0.23	(0.47)	(0.24)	—	—	10.25	(2.29)	464,863	46	0.36	0.36	2.16
12/31/14*	10.00	0.33	0.16	0.49	—	—	10.49	4.90	26,784	32	0.35	0.35	4.75

Class I
12/31/17**	11.49	0.00	0.34	0.34	—	—	11.83	2.96	1	106 (g)	—	—	0.00
JNL/MMRS Growth Fund (Acquired Fund)(h)
Class A
12/31/17	10.11	0.11	2.04	2.15	—	—	12.26	21.27	49,667	121 (g)	0.44	0.44	0.97
12/31/16	9.85	0.11	0.15	0.26	—	—	10.11	2.64	46,542	224	0.35	0.35	1.14
12/31/15	10.44	0.18	(0.77)	(0.59)	—	—	9.85	(5.65)	52,833	210	0.35	0.35	1.73
12/31/14*	10.00	0.24	0.20	0.44	—	—	10.44	4.40	17,731	166	0.36	0.36	3.44

Class I
12/31/17**	11.50	(0.01)	0.79	0.78	—	—	12.28	6.78	1	121 (g)	0.23	0.23	(0.23)

*	The Fund commenced operations on April 28, 2014.
**	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds’ expenses.
(c)	Calculated using the average shares method.
(d)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did, it would be lower.

(e)	Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is based on the Funds of Funds’ purchases and sales of the Underlying Funds.
(f)
The expenses for the Funds’ Class I shares were $0.00 for certain days during the period and this was a results of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds’ Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)
Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was 7% and 22% for JNL/MMRS Conservative Fund and JNL/MMRS Growth Fund, respectively.

(h)
Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

JNL Series Trust – Acquiring Fund
Financial Highlights
For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/MMRS Moderate Fund (Acquiring Fund)(h)
Class A
12/31/17	10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(g)	0.44	0.44	1.07
12/31/16	9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35	0.35	1.18
12/31/15	10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138		0.35	0.35	2.07
12/31/14*	10.00	0.24	0.22	0.46	—	—	10.46	4.60	44,689	79		0.35	0.35	3.45

Class I
12/31/17**	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(g)	0.09	0.09	(0.09)

*	The Fund commenced operations on April 28, 2014.
**	Effective September 25, 2017, Class I Shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds’ expenses.
(c)	Calculated using the average shares method.
(d)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did, it would be lower.

(e)	Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is based on the Funds of Funds’ purchases and sales of the Underlying Funds.
(f)
The expenses for the Funds’ Class I shares were $0.00 for certain days during the period and this was a results of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds’ Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)
Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was 11% JNL/MMRS Moderate Fund.

(h)
Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund and Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 10:30 a.m., Eastern Time, on July 12, 2018, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof.  The Meeting is being held to consider and vote on the Plans of Reorganization, pursuant to which each Acquired Fund will be reorganized into the Acquiring Fund, as outlined below, and any other business that may properly come before the Meeting. Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Conservative Fund into the MMRS Moderate Fund.	Shareholders of the MMRS Conservative Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the MMRS Growth Fund into the MMRS Moderate Fund.	Shareholders of the MMRS Growth Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on May 18, 2018, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated June 1, 1994 as amended and restated on September 25, 2017 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business.  The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve the Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust.  Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies.  In addition, shares of the Trust are sold to certain funds of the Trust and the Jackson Variable Series Trust organized as funds-of-funds.  Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract.  Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session.  The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund.  Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal.  Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company.  The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners.  As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date.  The Insurance Companies have fixed the close of business on July 10, 2018, 2018 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds.  The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting.  In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, facsimile, telephone or personal contact by officers or employees of the Trust or JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust's administrator, has retained the services of Mediant Communications ("Mediant"), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519.  Under the agreement between JNAM and Mediant, will provide proxy distribution, solicitation, and tabulation services (the "Services"). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $35,785.72 and will be borne by JNAM.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM.  The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting.  If the Trust receives an insufficient number of votes to approve either or both the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes.  The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval.  No Shareholder vote shall be required for any adjournment.  No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting.  Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting.  Only the Contract Owner executing the voting instructions can revoke them.  The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganization as instructed by their Contract Owners.  As of May 18, 2018, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust and the Jackson Variable Series Trust organized as funds-of-funds, and certain nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as a funding vehicle for the Contracts and certain retirement plans, are the owner of record of substantially all of the shares of the Trust.  In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
MMRS Conservative Fund (Class A)	[ ]
MMRS Conservative Fund (Class I)	[ ]
MMRS Growth Fund (Class A)	[ ]
MMRS Growth Fund (Class I)	[ ]

[As of the Record Date, May 18, 2018, no person(s) owned 5% or more of the shares of either of the Acquired Fund either beneficially or of record.]

*          *          *          *          *

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST
JNL/MMRS CONSERVATIVE FUND
JNL/MMRS MODERATE FUND

This Plan of Reorganization has been entered into on August 10, 2018, by JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/MMRS CONSERVATIVE FUND (the “MMRS Conservative Fund,” or the “Acquired Fund”) and the JNL/MMRS MODERATE FUND (the “MMRS Moderate Fund,” or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund; and

WHEREAS, the Acquired Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the Acquired Fund, which will be allocated to the Acquired Fund’s shareholders.  In the Reorganization, the Acquired Fund will transfer cash to the Acquiring Fund in exchange for shares of the Acquiring Fund.  Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be August 10, 2018, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

5.
Upon completion of the foregoing transaction, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees.  The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, the Trust, on behalf of the MMRS Conservative Fund and the MMRS Moderate Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

PLAN OF REORGANIZATION

JNL SERIES TRUST
JNL/MMRS GROWTH FUND
JNL/MMRS MODERATE FUND

This Plan of Reorganization has been entered into on August 10, 2018, by JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/MMRS GROWTH FUND (the “MMRS Growth Fund,” or the “Acquired Fund”) and the JNL/MMRS MODERATE FUND (the “MMRS Moderate Fund,” or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund; and

WHEREAS, the Acquired Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the Acquired Fund, which will be allocated to the Acquired Fund’s shareholders.  In the Reorganization, the Acquired Fund will transfer cash to the Acquiring Fund in exchange for shares of the Acquiring Fund.  Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be August 10, 2018, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

5.
Upon completion of the foregoing transaction, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees.  The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, the Trust, on behalf of the MMRS Growth Fund and the MMRS Moderate Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/MMRS Conservative Fund
Class A
Class I

 Investment Objectives.  The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust.

The Fund invests based on a neutral allocation of 60% of its assets to Underlying Funds that invest primarily in fixed-income securities and 40% of its assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund’s allocation will vary based on the risk management calculations of Milliman Financial Risk Management LLC (“Milliman” or “Sub-Adviser”).  Under normal circumstances, the Fund may allocate approximately 50% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and up to 50% of its assets to Underlying Funds that invest primarily in equity securities.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

The Fund groups the Underlying Funds according to the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

Acting as Sub-Adviser, Milliman provides JNAM advice regarding the allocation of investments among the universe of Funds specified by Milliman and listed below. Among the considerations that Milliman uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. Milliman’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Mid Cap Value Fund	JNL/WMC Government Money Market Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	JNL Series Trust
JNL/WMC Value Fund	JNL/Causeway International Value Select Fund
JNL/S&P Competitive Advantage Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Dividend Income & Growth Fund	JNL/GQG Emerging Markets Equity Fund
JNL/S&P Intrinsic Value Fund	JNL/Invesco China-India Fund
JNL/S&P Total Yield Fund	JNL/Invesco International Growth Fund
JNL/Lazard Emerging Markets Fund
JNL Variable Fund LLC	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund

Risk Management	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
Sector
Specialty
JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	JNL Series Trust
JNL/Mellon Capital Industrials Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Materials Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Utilities Sector Fund
JNL Variable Fund LLC
JNL Variable Fund LLC	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	Alternative Assets
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	Jackson Variable Series Trust
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/VanEck International Gold Fund
Alternative Strategies
JNL Series Trust
Jackson Variable Series Trust	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Risk Parity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
JNL/BlackRock Global Long Short Credit Fund	JNL/Invesco Global Real Estate Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Commodity risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Stock risk
•	Underlying funds risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.  There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Concentration risk
•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Financial services risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed securities risk
•	Prepayment risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Settlement risk
•	Small-capitalization investing risk
•	Sovereign debt risk
•	Temporary defensive positions and large cash positions risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity and fixed-income.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/MMRS Growth Fund
Class A
Class I

 Investment Objectives.  The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust.

The Fund invests based on a neutral allocation of 20% of its assets to Underlying Funds that invest primarily in fixed-income securities and 80% of its assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund’s neutral allocation will vary based on the risk management calculations of Milliman Financial Risk Management LLC (“Milliman” or “Sub-Adviser”).  Under normal circumstances, the Fund may allocate approximately 10% to 90% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and 10% to 90% of its assets to Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by the Sub-Adviser, such as extreme equity market volatility, the Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed-income securities.  The Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when the Sub-Adviser determines there are opportunities or market conditions that warrant such an investment.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

The Fund groups the Underlying Funds according to the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

Acting as Sub-Adviser, Milliman Financial Risk Management LLC (“Milliman”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by Milliman and listed below. Among the considerations that Milliman uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. Milliman’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Mid Cap Value Fund	JNL/WMC Government Money Market Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	JNL Series Trust
JNL/WMC Value Fund	JNL/Causeway International Value Select Fund
JNL/S&P Competitive Advantage Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Dividend Income & Growth Fund	JNL/GQG Emerging Markets Equity Fund
JNL/S&P Intrinsic Value Fund	JNL/Invesco China-India Fund
JNL/S&P Total Yield Fund	JNL/Invesco International Growth Fund
JNL/Lazard Emerging Markets Fund
JNL Variable Fund LLC	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund

Risk Management	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
Sector
Specialty
JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	JNL Series Trust
JNL/Mellon Capital Industrials Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Materials Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Utilities Sector Fund
JNL Variable Fund LLC
JNL Variable Fund LLC	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	Alternative Assets
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	Jackson Variable Series Trust
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/VanEck International Gold Fund
Alternative Strategies
JNL Series Trust
Jackson Variable Series Trust	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Risk Parity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
JNL/BlackRock Global Long Short Credit Fund	JNL/Invesco Global Real Estate Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Commodity risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Stock risk
•	Underlying funds risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.  There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Concentration risk
•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Financial services risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed securities risk
•	Prepayment risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Settlement risk
•	Small-capitalization investing risk
•	Sovereign debt risk
•	Temporary defensive positions and large cash positions risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity and fixed-income.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/MMRS Moderate Fund
Class A
Class I

 Investment Objectives.  The investment objective of the Fund is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust.

The Fund invests based on a neutral allocation of 40% of its assets to Underlying Funds that invest primarily in fixed-income securities and 60% of its assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund’s allocation will vary based on the risk management calculations of Milliman Financial Risk Management LLC (“Milliman” or “Sub-Adviser”).  Under normal circumstances, the Fund may allocate approximately 25% to 100% of its assets to Underlying Funds that invest primarily in fixed-income securities and the “risk control fund” (defined below), and up to 75% of its assets to Underlying Funds that invest primarily in equity securities.

The Fund will utilize the JNL/T. Rowe Price Short-Term Bond Fund as the “risk control fund.”

The Fund groups the Underlying Funds according to the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

Acting as Sub-Adviser, Milliman Financial Risk Management LLC (“Milliman”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by Milliman and listed below. Among the considerations that Milliman uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. Milliman’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Mid Cap Value Fund	JNL/WMC Government Money Market Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	JNL Series Trust
JNL/WMC Value Fund	JNL/Causeway International Value Select Fund
JNL/S&P Competitive Advantage Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Dividend Income & Growth Fund	JNL/GQG Emerging Markets Equity Fund
JNL/S&P Intrinsic Value Fund	JNL/Invesco China-India Fund
JNL/S&P Total Yield Fund	JNL/Invesco International Growth Fund
JNL/Lazard Emerging Markets Fund
JNL Variable Fund LLC	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital International Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund

Risk Management	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
Sector
Specialty
JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	JNL Series Trust
JNL/Mellon Capital Industrials Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Materials Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Utilities Sector Fund
JNL Variable Fund LLC
JNL Variable Fund LLC	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	Alternative Assets
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	Jackson Variable Series Trust
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/VanEck International Gold Fund
Alternative Strategies
JNL Series Trust
Jackson Variable Series Trust	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Risk Parity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
JNL/BlackRock Global Long Short Credit Fund	JNL/Invesco Global Real Estate Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Commodity risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Stock risk
•	Underlying funds risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.  There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Concentration risk
•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Financial services risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Mortgage-related and other asset-backed securities risk
•	Prepayment risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Settlement risk
•	Small-capitalization investing risk
•	Sovereign debt risk
•	Temporary defensive positions and large cash positions risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity and fixed-income.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted.  Because of a Fund’s exposure to the commodities market, the value of the Fund may decline and fluctuate in a rapid and unpredictable manner.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.  For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry
Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions.  As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic
To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds.  The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time.  In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security
The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and the conversion price.  While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  A convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock, since it derives a portion of its value from the common stock into which it may be converted. In addition, because companies that issue convertible securities are often small- or mid-capitalization companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

The value of convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Convertible securities normally are “junior” securities, which means that an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling such securities. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities.

Due to restrictions on transfers in loan agreements and the nature of private syndication of loans, some loans are not as easily purchased or sold as publicly traded securities.  Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at the price at which the Fund has valued the loan.  In addition, compared to public securities, purchases and sales of loans generally take longer to settle. It may take longer than seven days for transactions in loans to settle. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow to meet its short-term liquidity needs. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Bank loans may not be considered securities under the federal securities laws and accordingly, may offer less legal protection in the event of fraud or misrepresentation in connection with the purchase or sale of such instruments.  Instead, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Bank loans usually have mandatory and optional prepayment provisions.  If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.

A Sub-Adviser may take steps to ensure that it does not receive material nonpublic information about the issuers of loans who also issue (directly or through a related entity) publicly traded securities.  In that circumstance, a Sub-Adviser may have less information than other investors about certain of the loans in which it invests or seeks to invest. This may place the Fund at a disadvantage relative to other investors in loans.

A lead bank or other financial institution will often act as agent for all holders of a particular corporate loan.  The agent administers the terms of the loan, as specified in the loan agreement.  Unless a holder of the corporate loan, such as the Fund, has direct recourse against the borrower, the holder may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness.  The agent may also be responsible for distributing income from the corporate loan and, as a result, holders of the loan might incur certain costs and delays in realizing payment on the loan and could suffer a loss of principal or interest.  In addition, investments in corporate loans may expose the holders of the corporate loan, including the Fund, to the credit risk of both the financial institution and the underlying borrower. In the event of the insolvency of an agent bank, a corporate loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations and processing draws).

Certain corporate loans may be issued in connection with highly leveraged transactions, including leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing.  Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

Some loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

If a Fund invests in a loan via participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value.  When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.  In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could disrupt daily operations related to trading and portfolio management.  In addition, technology disruptions and cyber attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments.  Cyber attacks on securities markets or the financial services infrastructure could cause market volatility or the failure of critical financial services. Cyber attacks on a Fund’s Sub-Adviser(s) and service providers could cause business failures or delays in daily processing, and the Funds may not be able to issue a NAV per share.  As a result, cyber attacks could impact the performance of the Funds.  See the “Technology Disruptions” section in this Prospectus.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.  Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money.  To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Certain derivative transactions may have a leveraging effect on the Fund.  For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments.  As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain.  The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument.  The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements.  The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”).  While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear.  The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.”  It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions).  All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose.  The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries.  Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.  As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody.  Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.  Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets.  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.   They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default.  The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the

Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.  Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.  Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.  In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the investment manager’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.  The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk.  Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole.  Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.  In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences.  Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  An “illiquid security” typically is defined as a security that cannot be sold or disposed of within seven (7) days, at a price or value at which it is carried by the Fund.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks.  Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress.  Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions.  Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities.  In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Mortgage-related and other asset-backed securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment (contraction) risk.  With respect to extension risk, rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit increased volatility. With respect to default risk, rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages or other loans.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  A number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  In addition, legal and documentation risk (incomplete mortgage information) related to mortgage defaults may exist.  With respect to prepayment risk, borrowers may pay off their mortgages or other loans sooner than expected, which may result in contraction risk, whereby the Fund will have to reinvest that money at the lower prevailing interest rates and, thus, may suffer an unexpected loss of interest income.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage-backed or other asset-backed securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Non-diversification risk – The Fund is non-diversified. As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price.

Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund.

When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. OTC options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Portfolio turnover risk – The Fund may actively trade securities or instruments, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the investment manager.  As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities.  The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment, or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the portfolio managers’ choice of securities within such sector.

Air transportation sector risk – The air transportation sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, terrorism, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport sector while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Financial services sector risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Gold-mining companies sector risk – An investment in issuers in the gold-mining sector may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining sector.

Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Infrastructure companies sector risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.  Infrastructure companies may also be affected by or subject to: regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment toward infrastructure and utilities assets.  Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment toward infrastructure and utilities assets.

Natural resource-related securities risk – An investment in natural resource-related securities may be subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  Such investments are more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors.  Such factors may include price fluctuations caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.  A Fund that invests primarily in companies with natural resource assets is subject to the risk that it may perform poorly during a downturn in natural resource prices.

Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Utilities sector risk – Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (i) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (ii) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (iii) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (iv) confront challenging environmental conditions, including natural or man-made disasters; (v) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (vi) incur risks associated with the operation of nuclear power plants; and (vii) face the effects of energy conservation and other factors affecting the level of demand for services.  Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits.  The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss.  Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers.  Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company’s profitability and the value of its securities.  In addition, federal, state and municipal governmental authorities may review existing construction projects, and impose additional, regulations governing the licensing, construction and operation of power plants.  Any of these factors could result in a material adverse impact on the Fund’s holdings and the performance of the Fund and, to the extent a Fund is concentrated in the utilities sector, any potential material adverse impact may be magnified.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements.  Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

Volatility management risk – The risk that the Sub-Adviser’s strategy for managing Fund volatility may not produce the desired result or that the Sub-adviser is unable to trade certain derivatives effectively or in a timely manner. In addition, the minimum and maximum equity exposure limits may prevent the Sub-adviser from fully managing Fund volatility in certain market environments. There can be no guarantee that the Fund will maintain its target volatility level. Additionally, the volatility control process will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed. The Fund’s managed volatility strategy may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. The Fund’s managed volatility strategy also exposes shareholders to the risks of investing in derivative contracts. The Sub-adviser uses a proprietary system to help it estimate the Fund’s expected volatility. The proprietary system used by the Sub-adviser may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility at or below its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various nonquantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).

STATEMENT OF ADDITIONAL INFORMATION

JUNE 18, 2018

JNL SERIES TRUST

JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
(each a series of JNL Series Trust)
 (each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/MMRS Moderate Fund
 (a series of JNL Series Trust)
 (the “Acquiring Fund”)

1 Corporate Way
 Lansing, Michigan 48951
 (517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/MMRS Conservative Fund	JNL/MMRS Moderate Fund
JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Funds and to other shareholders of the Acquired Funds as of May 18, 2018.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)          The Acquired Funds’ and the Acquiring Fund’s Statement of Additional Information dated April 30, 2018, as supplemented (File Nos. 033-87244 and 811-08894); and

(2)          The Annual Report to Shareholders of the Acquired Funds and the Acquiring Fund for the fiscal year ended December 31, 2017 (File Nos. 033-87244 and 811-08894).

This SAI is not a prospectus.  A Proxy Statement and Prospectus dated June 18, 2018, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1 Corporate Way, Lansing, Michigan 48951 or calling (517) 381-5500.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL INFORMATION

JNL/MMRS Conservative Fund and JNL/MMRS Growth Fund merging into JNL/MMRS Moderate Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual reports of JNL/MMRS Conservative Fund (“MMRS Conservative Fund”), JNL/MMRS Growth Fund (“MMRS Growth Fund”), and JNL/MMRS Moderate Fund (“MMRS Moderate Fund”) dated December 31, 2017.  All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended December 31, 2017, is intended to present supplemental data as if the proposed Reorganizations of MMRS Conservative Fund and MMRS Growth Fund (the “Acquired Funds”) into MMRS Moderate Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of January 1, 2017. The Reorganizations are intended to combine the Acquired Funds with a similar fund currently advised and administered by Jackson National Asset Management, LLC (“JNAM”). The Funds are advised by JNAM.  Subject to shareholder approval, the Reorganizations are expected to be effective as of the close of business on August 10, 2018, or on such later date as may be deemed necessary in the judgment of the Board of Trustees of the JNL Series Trust (the “Board”) in accordance with the Plans of Reorganization (the “Closing Date”).

The Reorganizations provide for the acquisition of all the assets and all the liabilities of the Acquired Funds by the Acquiring Fund. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganizations, shareholders of the Acquired Funds would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the tax treatment of this transaction, and the costs associated with obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.  It is currently anticipated that roughly 100% each the Acquired Fund’s holdings will be liquidated in advance and reinvested in the Acquiring Fund in connection with the Reorganizations.

The Funds currently have the same adviser, administrator, distributor, fund accounting agent, and custodian. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of December 31, 2017, the net assets of the Acquired Fund (MMRS Conservative Fund) and the Acquiring Fund were $380.4 million and $192.4 million, respectively. The net assets of the pro forma Combined Fund as of December 31, 2017 would have been $572.8 million had the Reorganization occurred on that date.  The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

As of December 31, 2017, the net assets of the Acquired Fund (MMRS Growth Fund) and the Acquiring Fund were $49.7 million and $192.4 million, respectively. The net assets of the pro forma Combined Fund as of December 31, 2017 would have been $242.1 million had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended December 31, 2017, it is projected that the Combined Fund will incur the same management expenses in the fiscal year after the Reorganization based on the proformas as of December 31, 2017. There is no impact to other operating expenses had the Reorganization occurred on January 1, 2017.  No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation.

The Reorganizations are not expected to result in any material adverse federal income tax consequences to the shareholders of the Acquired Funds.

If the Reorganizations are consummated, the Combined Fund would seek to continue to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Accordingly, no provision for federal income taxes is required.

The Acquired Funds and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of December 31, 2017.

PART C
OTHER INFORMATION

Item 15.  Indemnification
Amended and Restated Declaration of Trust:  Article IV of the Registrant's Amended and Restated Declaration of Trust, provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
Article IV, Section 4.3 of the Registrant's Amended and Restated Declaration of Trust,  provides the following:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, a "Non-interested Trustee" is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.
Indemnification Arrangements:  The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.
Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)		Amended and Restated Agreement and Declaration of Trust of Registrant dated September 25, 2017.[22]

(2)		Amended and Restated By-Laws of Registrant, dated September 25, 2017.[21]

(3)		Not Applicable

(4)		Plan of Reorganization, filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant's Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6) (a)		Jackson National Asset Management, LLC ("JNAM")

	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[12]

	(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[12]

	(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[14]

	(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[14]

	(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

	(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[18]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [2][0]

	(xii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[21]

	(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[21]

	(xiv)	Amendment, effective January 1, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

	(xv)	Amendment, effective April 30, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

(b)		Milliman Financial Risk Management LLC ("Milliman")

	(i)	Investment Sub-Advisory Agreement between JNAM and Milliman, effective April 28, 2014.[13]

	(ii)	Amendment, effective June 4, 2014, to Investment Sub-Advisory Agreement between JNAM and Milliman, effective April 28, 2014.[14]

	(iii)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and Milliman, effective April 28, 2014.[19]

(c)		T. Rowe Price Associates, Inc. ("T. Rowe Price")

	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[1][0]

	(ii)	Amendment, effective May 1, 2013, to Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[1][0]

	(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[12]

	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[14]

	(v)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[16]

	(vi)	Amendment, effective January 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[17]

	(vii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[19]

	(viii)	Amendment, effective December 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[19]

	(ix)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[21]

(7) (a)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), effective July 1, 2017.[21]

	(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[21]

(8)		Not Applicable.

(9) (a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[1]

	(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

	(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

	(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1][0]

	(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1][0]

	(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

	(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

	(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[17]

	(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2][0]

	(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[21]

(b)	(i)	Custody Agreement between Registrant and State Street Bank and Trust Company ("State Street"), dated December 30, 2010.[5]

	(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street, dated December 30, 2010.[14]

(iii)
Revised Amendment, dated April 27, 2015, to Custody Agreement between Registrant and State Street, dated December 30, 2010, to add additional registered investment companies, JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, "RICs and Cayman Entities") as parties.[16]

	(iv)	Amendment, effective September 28, 2015, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[16]

	(v)	Amendment, dated April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[17]

	(vi)	Amendment, effective September 19, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[18]

	(vii)	Amendment, effective April 24, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[2][0]

	(viii)	Amendment, effective September 25, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[21]

	(ix)	Amendment, effective March 9, 2018, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010, to add PPM Funds as a party.[22]

(10) (a)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[21]

	(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[21]

(b)	(i)	Multiple Class Plan, effective April 29, 2013.[1][0]

	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[12]

	(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[13]

	(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[14]

	(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[15]

	(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[16]

	(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[18]

	(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[18]

	(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[2][0]

	(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[21]

(11)		Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)		Not Applicable.

(13) (a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[12]

	(ii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[12]

	(iii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[12]

	(iv)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

	(v)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

	(ix)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

	(x)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

	(xi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

	(xii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[2][0]

	(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013. [21]

(b)		Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[11]

(c)		Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[17]

(d)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[17]

(e)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[15]

	(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[17]

(f)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

	(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[1][0]

	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[12]

	(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[13]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[15]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[16]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[17]

	(x)	Amendment, September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

	(xi)	Amendment, April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[19]

	(xii)	Amendment, September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[2][0]

(14)		Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)		None.

(16)		Powers of Attorney, dated January 1, 2018, attached hereto.

(17)		Form of Proxy and Voting Instruction Cards, attached hereto.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its registration statement on Form N-1A (033-87244; 811-8894) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on September 23, 2009.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2016.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[22]	Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.

Item 17.  Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
SIGNATURES

As required by the Securities Act of 1933, as amended (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 14th day of May 2018.

JNL SERIES TRUST
/s/Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Susan S. Rhee *	May 14, 2018
Eric O. Anyah
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	May 14, 2018
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Michelle Engler
Trustee

/s/ Susan S. Rhee *	May 14, 2018
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	May 14, 2018
William R. Rybak
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	May 14, 2018
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	May 14, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

*Signed by Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description
(11)	Opinion and Consent of Counsel regarding legality of shares being registered
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney, dated January 1, 2018
(17)	Form of Proxy and Voting Instruction Cards